ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Details 1)	1 Months Ended	9 Months Ended
	May 13, 2013	Sep. 30, 2013
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	60.00%
Risk-free interest	0.15%	0.10%
Expected life	1 year	7 months 6 days